EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement to the Prospectus dated March 1, 2016 for 1290 GAMCO Small/Mid Cap Value Fund, 1290 High Yield Bond Fund, 1290 SmartBeta Equity Fund, 1290 Global Equity Managers Fund, 1290 Multi-Alternative Strategies Fund, 1290 Convertible Securities Fund and 1290 Unconstrained Managers Fund, filed with the Securities and Exchange Commission on March 3, 2016 (Accession No. 0001193125-16-491194), which included changes to risk/return summary information for 1290 GAMCO Small/Mid Cap Value Fund.